Loss Per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment Effects on Earnings Per Share [Line Items]
Convertible preferred stock, shares issued upon conversion	0	566,893,175	0	500,059,108	352,122,730
Share-based Payment Arrangement, Option [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	0	93,753,111	0	100,442,575	78,834,504
Restricted Stock [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS			0	0	13,333,325
Restricted Stock Units (RSUs) [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	50,121,587	0	20,841,866	0	0